UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22632

Exact name of registrant as specified in charter:	Prudential Short Duration High Yield Fund, Inc.

Address of principal executive offices:	655 Broad Street,
17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street,
17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	5/31/2016

Date of reporting period:	8/31/2015

Item 1. Schedule of Investments

Prudential Short Duration High Yield Fund, Inc.

Schedule of Investments

as of August 31, 2015 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#		Value
LONG-TERM INVESTMENTS — 133.7%
BANK LOANS(a) — 3.8%
Capital Goods — 0.4%
RAC Ltd.	5.323%	12/17/21	GBP	1,567	$2,411,911

Chemicals — 0.2%
Axalta Coating Systems US Holdings	3.750%	02/01/20		944	940,257

Gaming — 0.4%
MGM Resorts International	3.500%	12/20/19		1,950	1,932,124

Healthcare & Pharmaceutical — 0.4%
Par Pharmaceutical Cos., Inc.	4.250%	09/30/19		1,990	1,986,892

Metals — 1.0%
FMG Resources (August 2006) Pty. Ltd. (Australia)	3.750%	06/30/19		3,480	2,805,551
Murray Energy Corp.	7.500%	04/16/20		4,000	2,993,332

					5,798,883

Technology — 1.0%
BMC Software Finance, Inc.	5.000%	09/10/20		2,244	2,056,714
Kronos, Inc.	9.750%	04/30/20		3,740	3,827,273

					5,883,987

Telecommunications — 0.4%
Communications Sales & Leasing, Inc.	5.000%	10/24/22		2,575	2,467,707

TOTAL BANK LOANS (cost $22,728,491)					21,421,761

CORPORATE BONDS — 129.9%
Aerospace & Defense — 0.5%
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A(b)	7.500%	03/15/18		2,875	2,688,125

Airlines — 1.9%
Continental Airlines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2012-3, Class C(b)	6.125%	04/29/18		10,700	11,101,250

Automotive — 3.1%
American Axle & Manufacturing, Inc., Gtd. Notes(b)	5.125%	02/15/19		2,825	2,860,313
American Axle & Manufacturing, Inc., Gtd. Notes	7.750%	11/15/19		1,720	1,917,800
Fiat Chrysler Automobiles NV (United Kingdom), Sr. Unsec’d. Notes	4.500%	04/15/20		1,050	1,050,525
Jaguar Land Rover Automotive PLC (United Kingdom), Gtd. Notes, 144A	4.250%	11/15/19		1,600	1,592,000
Schaeffler Holding Finance BV (Germany), Sr. Sec’d. Notes, PIK, 144A	6.250%	11/15/19		1,200	1,263,000
Schaeffler Holding Finance BV (Germany), Sr. Sec’d. Notes, PIK, 144A(b)	6.875%	08/15/18		6,850	7,069,200
ZF North America Capital, Inc. (Germany), Gtd. Notes, 144A	4.000%	04/29/20		2,000	1,999,700

					17,752,538

Building Materials & Construction — 11.4%
Beazer Homes USA, Inc., Gtd. Notes	5.750%	06/15/19		3,450	3,320,625
Beazer Homes USA, Inc., Sr. Sec’d. Notes(b)	6.625%	04/15/18		7,275	7,493,250
Brookfield Residential Properties, Inc. (Canada), Gtd. Notes, 144A	6.500%	12/15/20		2,765	2,758,087

Building Materials Corp. of America, Sr. Unsec’d. Notes, 144A (original cost $1,063,750; purchased 03/27/15)(c)(d)	6.750%		05/01/21	1,000	1,046,250
Cemex Finance LLC (Mexico), Sr. Sec’d. Notes, 144A(b)	9.875%		04/30/19	5,000	5,442,500
D.R. Horton, Inc., Gtd. Notes(b)	4.750%		05/15/17	3,000	3,097,500
HD Supply, Inc., Gtd. Notes	11.500%		07/15/20	2,500	2,862,500
KB Home, Gtd. Notes(b)	4.750%		05/15/19	3,500	3,438,750
KB Home, Gtd. Notes	7.250%		06/15/18	2,000	2,130,000
Lennar Corp., Gtd. Notes(b)	4.500%		06/15/19	2,600	2,657,200
Lennar Corp., Gtd. Notes	4.500%		11/15/19	1,000	1,024,500
Lennar Corp., Gtd. Notes(b)	4.750%		12/15/17	5,075	5,252,625
Standard Pacific Corp., Gtd. Notes(b)	8.375%		05/15/18	4,200	4,746,000
Standard Pacific Corp., Gtd. Notes(b)	10.750%		09/15/16	3,225	3,515,250
Toll Brothers Finance Corp., Gtd. Notes	4.000%		12/31/18	400	408,000
Toll Brothers Finance Corp., Gtd. Notes(b)	8.910%		10/15/17	1,600	1,804,000
US Concrete, Inc., Sr. Sec’d. Notes(b)	8.500%		12/01/18	7,675	8,020,375
USG Corp., Gtd. Notes, 144A	5.875%		11/01/21	1,118	1,161,155
USG Corp., Sr. Unsec’d. Notes	9.750%		01/15/18	3,600	4,050,000
William Lyon Homes, Inc., Gtd. Notes	8.500%		11/15/20	850	918,000

					65,146,567

Cable & Satellite — 11.2%
Cablevision Systems Corp., Sr. Unsec’d. Notes(b)	7.750%		04/15/18	2,750	2,962,850
Cablevision Systems Corp., Sr. Unsec’d. Notes(b)	8.625%		09/15/17	6,700	7,319,750
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes	6.500%		04/30/21	4,500	4,703,400
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes	7.000%		01/15/19	4,648	4,799,060
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes	7.375%		06/01/20	4,000	4,170,000
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	6.375%		09/15/20	1,920	1,884,960
CSC Holdings LLC, Sr. Unsec’d. Notes(b)	8.625%		02/15/19	2,500	2,812,500
DISH DBS Corp., Gtd. Notes(b)	4.250%		04/01/18	4,590	4,576,184
DISH DBS Corp., Gtd. Notes	4.625%		07/15/17	2,000	2,042,500
DISH DBS Corp., Gtd. Notes(b)	7.875%		09/01/19	1,000	1,083,900
Harron Communications LP/Harron Finance Corp., Sr. Unsec’d. Notes, 144A (original cost $8,110,275; purchased 04/14/15-06/24/15)(b)(c)(d)	9.125%		04/01/20	7,406	7,961,450
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes	7.250%		04/01/19	6,135	5,996,962
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes	7.250%		10/15/20	500	480,625
Numericable Group SA (France), Sr. Sec’d. Notes, 144A(b)	4.875%		05/15/19	4,655	4,684,094
Telesat Canada/Telesat LLC (Canada), Gtd. Notes, 144A(b)	6.000%		05/15/17	7,000	7,087,500
UPCB Finance V Ltd. (Netherlands), Sr. Sec’d. Notes, 144A	7.250%		11/15/21	1,350	1,449,563

					64,015,298

Capital Goods — 10.1%
Anixter, Inc., Gtd. Notes(b)	5.625%		05/01/19	1,500	1,571,250
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes(b)	3.030	%(a)	12/01/17	5,340	5,313,300
BlueLine Rental Finance Corp., Sec’d. Notes, 144A (original cost $934,813; purchased 01/16/14-02/12/14)(b)(c)(d)	7.000%		02/01/19	925	874,125
Clean Harbors, Inc., Gtd. Notes	5.250%		08/01/20	850	867,000
Cleaver-Brooks, Inc., Sr. Sec’d. Notes, 144A (original cost $1,304,250; purchased 03/21/14-10/06/14)(b)(c)(d)	8.750%		12/15/19	1,200	1,153,500
CNH Industrial America LLC (United Kingdom), Gtd. Notes	7.250%		01/15/16	1,810	1,832,625

CNH Industrial Capital LLC, Gtd. Notes(b)	3.875%	11/01/15	2,075	2,075,000
Dycom Investments, Inc., Gtd. Notes	7.125%	01/15/21	3,445	3,591,412
Hertz Corp. (The), Gtd. Notes(b)	4.250%	04/01/18	3,875	3,913,750
Hertz Corp. (The), Gtd. Notes	6.750%	04/15/19	925	945,813
Hertz Corp. (The), Gtd. Notes(b)	7.500%	10/15/18	2,400	2,451,000
Laureate Education, Inc., Gtd. Notes, 144A	10.000%	09/01/19	3,875	3,250,156
Michael Baker International LLC/CDL Acquisition Company, Inc., Sr. Sec’d. Notes, 144A(b)	8.250%	10/15/18	4,025	3,924,375
NCSG Crane & Heavy Haul Services, Inc. (Canada), Sec’d. Notes, 144A(b)	9.500%	08/15/19	1,750	953,750
Safway Group Holding LLC/Safway Finance Corp., Sec’d. Notes, 144A(b)	7.000%	05/15/18	7,474	7,622,658
SPX Corp., Gtd. Notes(b)	6.875%	09/01/17	3,600	3,834,000
Terex Corp., Gtd. Notes	6.500%	04/01/20	1,500	1,556,250
Unifrax I LLC/Unifrax Holding Co., Gtd. Notes, 144A (original cost $9,944,030; purchased 05/14/14-07/28/14)(c)(d)	7.500%	02/15/19	9,538	9,514,155
WireCo WorldGroup, Inc., Gtd. Notes	9.500%	05/15/17	2,850	2,422,500

				57,666,619

Chemicals — 5.3%
Axalta Coating Systems US Holdings, Inc./Axalta Coating Systems Dutch Holdings BV, Gtd. Notes, 144A(b)	7.375%	05/01/21	11,626	12,438,657
Chemtura Corp., Gtd. Notes	5.750%	07/15/21	1,000	1,002,500
Hexion, Inc., Sr. Sec’d. Notes	8.875%	02/01/18	2,065	1,796,550
Kissner Milling Co., Ltd. (Canada), Sr. Sec’d. Notes, 144A (original cost $3,650,210; purchased 05/15/14-06/18/15)(c)(d)	7.250%	06/01/19	3,601	3,781,050
Koppers, Inc., Gtd. Notes(b)	7.875%	12/01/19	5,494	5,590,145
PolyOne Corp., Sr. Unsec’d. Notes(b)	7.375%	09/15/20	4,050	4,207,950
Rentech Nitrogen Partners LP/Rentech Nitrogen Finance Corp., Sec’d. Notes, 144A	6.500%	04/15/21	1,655	1,674,066

				30,490,918

Consumer — 2.1%
Jarden Corp., Gtd. Notes(b)	7.500%	05/01/17	3,750	4,031,250
Scotts Miracle-Gro Co. (The), Gtd. Notes(b)	6.625%	12/15/20	2,000	2,080,000
Service Corp. International, Sr. Unsec’d. Notes	7.000%	06/15/17	1,000	1,075,000
Service Corp. International, Sr. Unsec’d. Notes(b)	7.625%	10/01/18	4,253	4,763,360

				11,949,610

Electric — 3.4%
AES Corp., Sr. Unsec’d. Notes	7.375%	07/01/21	1,250	1,346,875
DPL, Inc., Sr. Unsec’d. Notes	6.500%	10/15/16	271	277,775
DPL, Inc., Sr. Unsec’d. Notes	7.250%	10/15/21	2,500	2,578,125
Dynegy, Inc., Gtd. Notes(b)	6.750%	11/01/19	4,800	4,977,000
GenOn Energy, Inc., Sr. Unsec’d. Notes	9.500%	10/15/18	1,125	1,081,406
Mirant Mid Atlantic LLC, Pass-Through Certificates, Series B	9.125%	06/30/17	461	479,190
NRG Energy, Inc., Gtd. Notes(b)	7.625%	01/15/18	6,850	7,226,750
NRG REMA LLC, Pass-Through Certificates, Series B(c)	9.237%	07/02/17	496	523,963
NRG REMA LLC, Pass-Through Certificates, Series C(b)	9.681%	07/02/26	900	918,000

				19,409,084

Energy - Integrated — 0.1%
Pacific Rubiales Energy Corp. (Colombia), Gtd. Notes, 144A	7.250%	12/12/21	1,500	810,000

Energy - Other — 2.0%
EP Energy LLC/Everest Acquisition Finance, Inc., Gtd. Notes(b)	9.375%	05/01/20	1,200	1,162,200
PHI, Inc., Gtd. Notes	5.250%	03/15/19	1,225	1,050,438
SESI LLC, Gtd. Notes	6.375%	05/01/19	1,165	1,159,175
Tesoro Corp., Gtd. Notes(b)	4.250%	10/01/17	3,675	3,757,687
Whiting Canadian Holding Co. ULC, Gtd. Notes(b)	8.125%	12/01/19	3,050	2,928,000
WPX Energy, Inc., Sr. Unsec’d. Notes	7.500%	08/01/20	1,525	1,464,580

				11,522,080

Foods — 6.3%
ARAMARK Services, Inc., Gtd. Notes	5.750%	03/15/20	950	985,031
Bertin SA/Bertin Finance Ltd. (Brazil), Gtd. Notes, 144A	10.250%	10/05/16	1,300	1,372,150
Constellation Brands, Inc., Gtd. Notes	3.875%	11/15/19	2,275	2,334,719
Constellation Brands, Inc., Gtd. Notes(b)	7.250%	09/01/16	3,052	3,196,970
Cott Beverages, Inc. (Canada), Gtd. Notes	6.750%	01/01/20	3,025	3,138,438
Diamond Foods, Inc., Gtd. Notes, 144A	7.000%	03/15/19	4,000	4,120,000
JBS Investments GmbH (Brazil), Gtd. Notes, 144A	7.750%	10/28/20	2,000	2,133,000
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A (original cost $3,784,375; purchased 06/17/14)(b)(c)(d)	7.250%	06/01/21	3,500	3,653,125
Landry’s, Inc., Gtd. Notes, 144A (original cost $9,175,031; purchased 05/27/14-05/07/15)(b)(c)(d)	9.375%	05/01/20	8,475	9,057,656
Shearer’s Foods LLC/Chip Finance Corp., Sr. Sec’d. Notes, 144A	9.000%	11/01/19	2,900	3,088,500
Smithfield Foods, Inc., Sr. Unsec’d. Notes, 144A(b)	5.250%	08/01/18	3,185	3,240,737

				36,320,326

Gaming — 7.6%
Boyd Gaming Corp., Gtd. Notes	9.000%	07/01/20	1,864	1,999,140
CCM Merger, Inc., Gtd. Notes, 144A (original cost $3,788,015; purchased 09/04/13-05/21/14)(c)(d)	9.125%	05/01/19	3,618	3,853,170
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes(b)	4.375%	11/01/18	3,775	3,888,250
Isle of Capri Casinos, Inc., Gtd. Notes	8.875%	06/15/20	3,750	4,021,875
MGM Resorts International, Gtd. Notes(b)	8.625%	02/01/19	6,280	7,016,016
MGM Resorts International, Gtd. Notes(b)	10.000%	11/01/16	7,000	7,542,500
Peninsula Gaming LLC/Peninsula Gaming Corp., Gtd. Notes, 144A	8.375%	02/15/18	4,000	4,160,000
Penn National Gaming, Inc., Sr. Unsec’d. Notes	5.875%	11/01/21	425	431,375
Pinnacle Entertainment, Inc., Gtd. Notes	7.500%	04/15/21	1,050	1,110,375
Pinnacle Entertainment, Inc., Gtd. Notes(b)	8.750%	05/15/20	4,481	4,693,848
Scientific Games Corp., Gtd. Notes	8.125%	09/15/18	1,725	1,604,250
Station Casinos LLC, Gtd. Notes	7.500%	03/01/21	2,866	3,031,941

				43,352,740

Healthcare & Pharmaceutical — 14.4%
Acadia Healthcare Co., Inc., Gtd. Notes	12.875%	11/01/18	1,000	1,075,000
Allergan, Inc., Gtd. Notes(b)	1.350%	03/15/18	2,240	2,201,640
Capella Healthcare, Inc., Gtd. Notes	9.250%	07/01/17	1,828	1,878,270
Capsugel SA, Sr. Unsec’d. Notes, PIK, 144A	7.000%	05/15/19	3,700	3,727,750
CHS/Community Health Systems, Inc., Gtd. Notes(b)	8.000%	11/15/19	9,950	10,397,750
ConvaTec Finance International SA (Luxembourg), Sr. Unsec’d. Notes, PIK, 144A	8.250%	01/15/19	1,235	1,216,475
ConvaTec Healthcare E SA (Luxembourg), Gtd. Notes, 144A	10.500%	12/15/18	4,115	4,279,600
Emdeon, Inc., Gtd. Notes(b)	11.000%	12/31/19	8,000	8,590,000
Endo Finance LLC/Endo Finco, Inc., Gtd. Notes, 144A	7.000%	12/15/20	1,800	1,876,500
HCA, Inc., Gtd. Notes(b)	8.000%	10/01/18	1,855	2,128,613
HCA, Inc., Sr. Sec’d. Notes(b)	3.750%	03/15/19	3,075	3,090,375
HCA, Inc., Sr. Sec’d. Notes	4.250%	10/15/19	2,350	2,397,000
Kindred Healthcare, Inc., Gtd. Notes, 144A(b)	8.000%	01/15/20	3,650	3,999,031

Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Gtd. Notes, 144A	4.875%	04/15/20	3,775	3,812,750
MedAssets, Inc., Gtd. Notes(b)	8.000%	11/15/18	6,351	6,526,224
Tenet Healthcare Corp., Sr. Sec’d. Notes(b)	6.250%	11/01/18	5,400	5,852,250
Tenet Healthcare Corp., Sr. Unsec’d. Notes	5.000%	03/01/19	5,700	5,689,968
Tenet Healthcare Corp., Sr. Unsec’d. Notes	8.000%	08/01/20	1,000	1,043,750
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A(b)	5.375%	03/15/20	5,625	5,723,437
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	6.375%	10/15/20	2,200	2,293,500
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	6.750%	08/15/18	1,991	2,083,084
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	7.500%	07/15/21	2,250	2,415,938

				82,298,905

Media & Entertainment — 5.6%
AMC Networks, Inc., Gtd. Notes(b)	7.750%	07/15/21	7,445	7,947,537
Carlson Travel Holdings, Inc., Sr. Unsec’d. Notes, PIK, 144A (original cost $3,812,250; purchased 06/26/14-08/04/14)(c)(d)	7.500%	08/15/19	3,800	3,847,500
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., Gtd. Notes	5.250%	03/15/21	4,350	4,426,125
Cinemark USA, Inc., Gtd. Notes	7.375%	06/15/21	1,322	1,398,015
Clear Channel Worldwide Holdings, Inc., Gtd. Notes	7.625%	03/15/20	215	220,375
Entercom Radio LLC, Gtd. Notes	10.500%	12/01/19	4,000	4,235,000
Gannett Co., Inc., Gtd. Notes	5.125%	10/15/19	650	671,125
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., Sr. Sec’d. Notes, 144A (original cost $4,651,513; purchased 07/30/13-08/25/15)(b)(c)(d)	5.000%	08/01/18	4,550	4,641,000
National CineMedia LLC, Sr. Sec’d. Notes	6.000%	04/15/22	585	598,163
National CineMedia LLC, Sr. Unsec’d. Notes	7.875%	07/15/21	1,500	1,563,750
NCL Corp. Ltd., Sr. Unsec’d. Notes, 144A	5.250%	11/15/19	1,200	1,241,628
Univision Communications, Inc., Gtd. Notes, 144A (original cost $991,069; purchased 08/26/15)(c)(d)	8.500%	05/15/21	945	986,457

				31,776,675

Metals — 7.7%
AK Steel Corp., Sr. Sec’d. Notes(b)	8.750%	12/01/18	5,791	5,791,000
Alcoa, Inc., Sr. Unsec’d. Notes(b)	6.750%	07/15/18	3,000	3,247,500
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	6.250%	03/01/21	950	936,938
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	10.600%	06/01/19	5,000	5,825,000
ArcelorMittal SA (Luxembourg), Sr. Unsec’d. Notes	5.250%	02/25/17	3,550	3,612,125
ArcelorMittal SA (Luxembourg), Sr. Unsec’d. Notes	6.000%	08/05/20	2,000	1,990,000
AuRico Gold, Inc. (Canada), Sec’d. Notes, 144A(b)	7.750%	04/01/20	1,500	1,350,000
Berau Capital Resources Pte. Ltd. (Indonesia), Sr. Sec’d. Notes, 144A (original cost $4,249,438; purchased 06/27/12)(c)(d)	12.500%	07/08/49	3,850	2,040,500
Cliffs Natural Resources, Inc., Sr. Unsec’d. Notes	5.950%	01/15/18	1,300	682,500
FMG Resources (August 2006) Pty. Ltd. (Australia), Gtd. Notes, 144A	8.250%	11/01/19	2,150	1,655,500
JMC Steel Group, Inc., Sr. Unsec’d. Notes, 144A	8.250%	03/15/18	1,225	970,812
Kaiser Aluminum Corp., Gtd. Notes	8.250%	06/01/20	1,200	1,278,000
Lundin Mining Corp. (Canada), Sr. Sec’d. Notes, 144A(b)	7.500%	11/01/20	6,825	6,739,687
New Gold, Inc. (Canada), Gtd. Notes, 144A	7.000%	04/15/20	1,325	1,272,000
Peabody Energy Corp., Gtd. Notes(b)	6.000%	11/15/18	2,799	930,668
Steel Dynamics, Inc., Gtd. Notes(b)	6.125%	08/15/19	4,625	4,792,656
United States Steel Corp., Sr. Unsec’d. Notes	7.000%	02/01/18	1,000	1,005,000

				44,119,886

Non-Captive Finance — 3.5%
CIT Group, Inc., Sr. Unsec’d. Notes(b)	4.250%	08/15/17	4,175	4,237,625
International Lease Finance Corp., Sr. Unsec’d. Notes(b)	3.875%	04/15/18	1,350	1,356,750
International Lease Finance Corp., Sr. Unsec’d. Notes	6.250%	05/15/19	600	646,500
International Lease Finance Corp., Sr. Unsec’d. Notes(b)	8.875%	09/01/17	4,000	4,405,000
International Wire Group Holdings, Inc., Sec’d. Notes, 144A(b)	8.500%	10/15/17	1,000	1,030,000
KCG Holdings, Inc., Sr. Sec’d. Notes, 144A	6.875%	03/15/20	1,050	976,500
Navient Corp., Sr. Unsec’d. Notes, MTN	8.000%	03/25/20	425	430,312
Navient Corp., Sr. Unsec’d. Notes, MTN(b)	8.450%	06/15/18	3,650	3,869,000
OneMain Financial Holdings, Inc., Gtd. Notes, 144A(b)	6.750%	12/15/19	2,900	3,030,500

				19,982,187

Packaging — 4.6%
AEP Industries, Inc., Sr. Unsec’d. Notes(b)	8.250%	04/15/19	4,500	4,545,000
Ardagh Packaging Finance PLC (Ireland), Gtd. Notes, 144A	9.125%	10/15/20	3,000	3,150,000
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Gtd. Notes, 144A	6.250%	01/31/19	200	204,000
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II IS (New Zealand), Gtd. Notes, 144A	6.000%	06/15/17	1,150	1,144,250
Greif, Inc., Sr. Unsec’d. Notes(b)	6.750%	02/01/17	1,200	1,248,000
Greif, Inc., Sr. Unsec’d. Notes(b)	7.750%	08/01/19	5,700	6,277,125
Owens-Brockway Glass Container, Inc., Gtd. Notes(b)	7.375%	05/15/16	2,983	3,091,134
PaperWorks Industries, Inc., Sr. Sec’d. Notes, 144A(b)	9.500%	08/15/19	2,525	2,471,975
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group LU (New Zealand), Gtd. Notes	9.875%	08/15/19	3,000	3,153,750
Sealed Air Corp., Gtd. Notes, 144A	6.500%	12/01/20	1,045	1,157,337

				26,442,571

Paper — 0.8%
Smurfit Kappa Acquisitions (Ireland), Sr. Sec’d. Notes, 144A	4.875%	09/15/18	3,450	3,600,938
Tembec Industries, Inc. (Canada), Sr. Sec’d. Notes, 144A	9.000%	12/15/19	1,575	1,008,000

				4,608,938

Pipelines & Other — 0.8%
AmeriGas Finance LLC/AmeriGas Finance Corp., Gtd. Notes	6.750%	05/20/20	300	309,750
AmeriGas Partners LP/AmeriGas Eagle Finance Corp., Sr. Unsec’d. Notes	6.500%	05/20/21	725	732,250
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp., Sr. Unsec’d. Notes	8.625%	06/15/20	675	681,750
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A (original cost $2,144,688; purchased 01/10/13-05/02/13)(b)(c)(d)	6.000%	01/15/19	2,150	2,150,000
Sunoco LP/Sunoco Finance Corp., Gtd. Notes, 144A	5.500%	08/01/20	850	845,750

				4,719,500

Real Estate Investment Trusts — 0.4%
CTR Partnership LP/Caretrust Capital Corp., Gtd. Notes	5.875%	06/01/21	920	931,500
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes	6.375%	02/15/22	1,500	1,580,625

				2,512,125

Retailers — 2.5%
Claire’s Stores, Inc., Sr. Sec’d. Notes, 144A	6.125%		03/15/20	400	312,000
Claire’s Stores, Inc., Sr. Sec’d. Notes, 144A(b)	9.000%		03/15/19	4,200	3,559,500
Family Tree Escrow LLC, Gtd. Notes, 144A	5.250%		03/01/20	700	733,250
HT Intermediate Holdings Corp., Sr. Unsec’d. Notes, PIK, 144A	12.000%		05/15/19	350	346,500
L Brands, Inc., Gtd. Notes	8.500%		06/15/19	975	1,148,062
Petco Holdings, Inc., Sr. Unsec’d. Notes, PIK, 144A (original cost $348,250; purchased 10/04/12)(c)(d)	8.500%		10/15/17	350	356,125
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes(b)	6.875%		11/15/19	1,900	1,980,750
THOM Europe SAS (France), Sr. Sec’d. Notes, 144A	7.375%		07/15/19	EUR 4,000	4,701,790
Toys “R” Us Property Co. II LLC, Sr. Sec’d. Notes(b)	8.500%		12/01/17	1,500	1,455,000

					14,592,977

Technology — 16.7%
Alcatel-Lucent USA, Inc. (France), Gtd. Notes, 144A(b)	4.625%		07/01/17	2,800	2,877,000
Alcatel-Lucent USA, Inc. (France), Gtd. Notes, 144A	6.750%		11/15/20	4,170	4,451,475
Alcatel-Lucent USA, Inc. (France), Gtd. Notes, 144A	8.875%		01/01/20	4,115	4,467,347
Ancestry.com, Inc., Gtd. Notes	11.000%		12/15/20	2,800	3,111,500
Audatex North America, Inc., Gtd. Notes, 144A(b)	6.000%		06/15/21	5,500	5,370,530
Brightstar Corp., Gtd. Notes, 144A (original cost $8,400,250; purchased 04/27/12-11/14/14)(b)(c)(d)	9.500%		12/01/16	7,900	7,979,000
Brightstar Corp., Sr. Unsec’d. Notes, 144A (original cost $3,193,501; purchased 07/26/13-10/23/13)(b)(c)(d)	7.250%		08/01/18	3,100	3,262,750
CommScope Holding Co., Inc., Sr. Unsec’d. Notes, PIK, 144A(b)	6.625%		06/01/20	4,355	4,523,756
CommScope, Inc., Sr. Sec’d. Notes, 144A(b)	4.375%		06/15/20	3,975	4,009,781
CoreLogic, Inc., Gtd. Notes(b)	7.250%		06/01/21	4,777	5,003,907
First Data Corp., Gtd. Notes	12.625%		01/15/21	8,352	9,594,360
First Data Corp., Sr. Sec’d. Notes, 144A	8.875%		08/15/20	135	141,089
Freescale Semiconductor, Inc., Sr. Sec’d. Notes, 144A	5.000%		05/15/21	1,050	1,057,875
Freescale Semiconductor, Inc., Sr. Sec’d. Notes, 144A	6.000%		01/15/22	7,160	7,482,200
Igloo Holdings Corp., Sr. Unsec’d. Notes, PIK, 144A	8.250%		12/15/17	2,450	2,459,188
Infor U.S., Inc., Sr. Sec’d. Notes, 144A (original cost $1,938,000; purchased 08/11/15-08/26/15)(c)(d)	5.750%		08/15/20	1,950	1,954,875
Interactive Data Corp., Gtd. Notes, 144A(b)	5.875%		04/15/19	7,400	7,483,250
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	4.125%		06/15/20	4,650	4,655,812
Sophia LP/Sophia Finance, Inc., Gtd. Notes, 144A	9.750%		01/15/19	4,350	4,649,063
SunGard Data Systems, Inc., Gtd. Notes	6.625%		11/01/19	1,425	1,478,438
SunGard Data Systems, Inc., Gtd. Notes(b)	7.375%		11/15/18	7,538	7,754,717
SunGard Data Systems, Inc., Gtd. Notes	7.625%		11/15/20	1,750	1,833,126

					95,601,039

Telecommunications — 7.1%
CenturyLink, Inc., Sr. Unsec’d. Notes	5.150%		06/15/17	565	579,125
Clearwire Communications LLC/Clearwire Finance, Inc., Sr. Sec’d. Notes, 144A(b)	14.750%		12/01/16	4,750	5,415,000
Eileme 2 AB (Poland), Sr. Sec’d. Notes, 144A	11.625%		01/31/20	750	820,313
Embarq Corp., Sr. Unsec’d. Notes (original cost $53,015; purchased 04/11/13)(c)(d)	7.082%		06/01/16	46	47,539
Frontier Communications Corp., Sr. Unsec’d. Notes	8.125%		10/01/18	1,775	1,917,000
Level 3 Financing, Inc., Gtd. Notes	3.914	%(a)	01/15/18	1,145	1,153,587
Level 3 Financing, Inc., Gtd. Notes(b)	7.000%		06/01/20	5,000	5,262,500
Level 3 Financing, Inc., Gtd. Notes	8.625%		07/15/20	3,500	3,708,250
Qwest Capital Funding, Inc., Gtd. Notes	6.500%		11/15/18	1,000	1,061,250
Sprint Communications, Inc., Gtd. Notes, 144A	9.000%		11/15/18	2,580	2,873,475
Sprint Communications, Inc., Sr. Unsec’d. Notes	8.375%		08/15/17	550	581,625
Sprint Communications, Inc., Sr. Unsec’d. Notes(b)	9.125%		03/01/17	1,400	1,491,000

T-Mobile USA, Inc., Gtd. Notes	6.542%	04/28/20	1,150	1,198,875
T-Mobile USA, Inc., Gtd. Notes	6.625%	11/15/20	1,000	1,035,000
Telecom Italia Capital SA (Italy), Gtd. Notes	6.999%	06/04/18	2,060	2,250,550
Wind Acquisition Finance SA (Italy), Sr. Sec’d. Notes, 144A	6.500%	04/30/20	2,000	2,105,000
Windstream Services LLC, Gtd. Notes(b)	7.875%	11/01/17	6,250	6,531,250
Zayo Group LLC/Zayo Capital, Inc., Gtd. Notes	10.125%	07/01/20	2,254	2,479,400

				40,510,739

Transportation — 0.8%
XPO Logistics, Inc., Sr. Unsec’d. Notes, 144A(b)	7.875%	09/01/19	4,500	4,770,000

TOTAL CORPORATE BONDS (cost $761,469,857)				744,160,697

TOTAL INVESTMENTS — 133.7% (cost $784,198,348)(e)				765,582,458
Liabilities in excess of other assets(f) — (33.7)%				(192,885,221)

NET ASSETS — 100.0%				$572,697,237

The following abbreviations are used in the portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
EUR	Euro
GBP	Great British Pound
MTN	Medium Term Note
PIK	Payment-in-Kind

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at August 31, 2015.
(b)	Represents security, or a portion thereof, with aggregate value of $424,368,208 segregated as collateral for amount of $205,000,000 borrowed and outstanding as of August 31, 2015. Of such securities, securities in the amount of $64,188,844 have been loaned for which, the amount borrowed serves as collateral. Securities on loan are subject to contractual netting arrangements.
(c)	Indicates a security or securities that have been deemed illiquid.
(d)	Indicates a restricted security; the aggregate original cost of the restricted securities is $71,536,723. The aggregate value, $68,160,227, is approximately 11.9% of net assets.
(e)	The United States federal income tax basis of investments and net unrealized depreciation were as follows:

Tax Basis	$796,586,603

Appreciation	2,476,901
Depreciation	(33,481,046)

Net Unrealized Depreciation	$(31,004,145)

The book basis may differ from tax basis due to certain tax-related adjustments.

(f)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Forward foreign currency exchange contracts outstanding at August 31, 2015:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)(1)
British Pound,
Expiring 09/02/15	JPMorgan Chase	GBP	1,551	$2,409,673	$2,380,578	$(29,095)
Euro,
Expiring 09/02/15	Citigroup Global Markets	EUR	147	164,995	165,306	311
Expiring 09/02/15	Goldman Sachs & Co.	EUR	4,213	4,804,320	4,727,210	(77,110)

				$7,378,988	$7,273,094	$(105,894)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)(1)
British Pound,
Expiring 09/02/15	JPMorgan Chase	GBP	1,551	$2,416,430	$2,380,578	$35,852
Expiring 10/02/15	JPMorgan Chase	GBP	1,551	2,409,285	2,380,186	29,099
Euro,
Expiring 09/02/15	Barclays Capital Group	EUR	525	580,799	589,672	(8,873)
Expiring 10/02/15	Goldman Sachs & Co.	EUR	4,213	4,806,553	4,729,439	77,114
Expiring 09/02/15	Goldman Sachs & Co.	EUR	3,834	4,234,128	4,302,844	(68,716)

				$14,447,195	$14,382,719	$64,476

						$(41,418)

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of August 31, 2015.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of August 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Bank Loans	$—	$21,421,761	$—
Corporate Bonds	—	743,242,697	918,000
Other Financial Instruments*
Forward Foreign Currency Exchange Contracts	—	(41,418)	—

Total	$—	$764,623,040	$918,000

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

Corporate Bonds
Balance as of 5/31/15	$12,888,346
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)**	(58,500)
Purchases	—
Sales	—
Accrued discount/premium	—
Transfers into Level 3	—
Transfers out of Level 3	(11,911,846)

Balance as of 8/31/15	$918,000

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and over-the-counter swap contracts which are recorded at fair value.
**	Of which, $(58,500) was relating to securities held at the reporting period end.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by Board, which contain unobservable inputs as follows:

Level 3 Securities	Fair Value as of August 31, 2015	Valuation Methodology	Unobservable Inputs
Corporate Bonds	$918,000	Market Approach	Single Broker Indicative Quote

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, securities transferred levels as follows:

Investments in Securities	Amount Transferred	Level Transfer	Logic
Corporate Bonds	$(11,911,846)	L3 to L2	Single Broker Indicative Quote to Multiple Broker Quotes

Notes to Schedule of Investments (Unaudited)

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures and options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. Such securities are valued using model prices to the extent that the valuation meets the established confidence level for each security. If the confidence level is not met or the vendor does not provide a model price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Participatory Notes (P-Notes) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter (“OTC”) market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

OTC derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Fund may invest in illiquid securities, including repurchase agreements which have a maturity of longer than seven days, certain securities with legal or contractual restrictions on resale (restricted securities, sometimes referred to as Private Placements) and securities that are not readily marketable. Restricted securities are valued pursuant to the valuation procedures noted above.

The Fund may invest in the Prudential Core Taxable Money Market Fund, a portfolio of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website. (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Short Duration High Yield Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date	October 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date	October 20, 2015

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial Officer

Date	October 20, 2015

*	Print the name and title of each signing officer under his or her signature.